Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 12/31/2002 Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management IV, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:    028-10060
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

January 17, 2003
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None
                                                --------------

Form 13F Information Table Entry Total:         7
                                                --------------

Form 13F Information Table Value Total:         $323,213
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                                                (thousands)

List of Other Included Managers:                None

                           FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Altiris, Inc.                Common      02148M100       89,123      5,598,167   SH        Sole              5,598,167    0      0
Cosine Communications, Inc.  Common      221222102        2,992        495,300   SH        Sole                495,300    0      0
eLoyalty Corp.               Common      290151109        2,299        553,873   SH        Sole                553,873    0      0
Expedia, Inc.                Common      302125109      176,465      2,636,566   SH        Sole              2,636,566    0      0
Netflix, Inc.                Common      64110L106       39,297      3,569,193   SH        Sole              3,569,193    0      0
Peregrine Systems, Inc.      Common      71366Q101            3         39,130   SH        Sole                 39,130    0      0
Vastera, Inc.                Common      92239N109       13,034      2,306,420   SH        Sole              2,306,420    0      0
                                                        -------
                                             TOTAL      323,213